S000086826 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
S000086826 [Member] | C000252454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.72% [1]

[1]	Year to Date return as of June 30, 2026: 2.14%